Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2018
Other Non Current Assets [Abstract]
Summary of Other Non-Current Assets
	As at March 31
Particulars	2017	2018
Prepaid lease rentals	2,833	2,336
Indirect tax paid	11,410	11,385
Prepaid expenses	315	886
Receivable from related party	15,100	—
Total	29,658	14,607